Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	WESTPORT FUEL SYSTEMS INC.
Entity Central Index Key	0001370416
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	136,416,981.000
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY